THIRD AVENUE VALUE FUND, INC.
                          767 Third Avenue, 5th Floor
                             New York NY 10017-2023

                                                               November 14, 1995

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, DC 20549

Re: Rule 24f-2 Notice for
    Third Avenue Value Fund, Inc.
    File No. 33-34418

Dear Sirs:

        We are enclosing herewith for filing under Rule 24f-2 under the Investment Company Act of 1940, as amended (the " 1940 Act"), the following documents:

        (a) One manually signed and four conformed copies of a Rule 24f-2 Notice for the fiscal year ended October 31, 1995;

        (b) Opinion of Miles and Stockbridge stating that the issued shares of the Fund were legally issued, fully paid and nonassessable;

        (c) A check in the amount of $16,187.03 in payment of the filing fees due.

        Should the Staff have any question regarding the foregoing, please do not hesitate to call the undersigned at 2l2-888-5222.

        Kindly acknowledge receipt of this letter and the documents enclosed by date-stamping the enclosed copy of this letter and returning it in the postage paid envelope provided.

                                   Sincerely,
                                   /S/Michael Carney
                                   Michael Carney
                                   Chief Financial Officer
Enclosures

                               RULE 24f-2 NOTICE
                                      for
                         Third Avenue Value Fund, Inc.
                               File No. 33-34418

1. The fiscal year for which this Notice is filed under ended October 31, 1995.

2. There are no securities of the Issuer of the same class or series registered under the Securities Act of 1933, other than pursuant to this section, which remained unsold at the beginning of the fiscal year.

3. There are no securities registered during the fiscal year other than pursuant to Section 24 of the Act.

4. The actual aggregate sales price of
   securities sold during the fiscal year
   (including aggregate price of shares issued in                       Shares
   connection with dividend reinvestment                                ------
   plans) was:                                         $115,676,314    5,905,273



5. The amount of securities sold during the fiscal
   year in reliance upon registration pursuant to
   Section 24 was:                                     $115,676,314    5,905,273


6. Pursuant to Rule 24f-2 (c) the actual aggregate
   sales price is reduced by the actual aggregate
   redemption price of securities redeemed during the
   fiscal year of:                                      $34,741,140    1,777,876

7. Pursuant to Section 6 (b) of the Securities Act of
   1933, this fee is based on the net aggregate sales
   during the fiscal year:                              $80,935,174    4,127,397

@  1/50 of 1% (minimum $100) AMOUNT DUE                  $16,187.03
                                                         ==========

                              _____________________________
                              Third Avenue Value Fund, Inc.
                              Michael Carney
                              Chief Financial Officer

                        [Miles & Stockbridge Letterhead]
                               Miles & Stockbridge
                                10 Light Street
                         Baltimore, Maryland 21202-1487
                             Telephone 410-727-6464
                                Fax 410-385-3700

                                                               November 14, 1995


Third Avenue Value Fund, Inc.
767 Third Avenue
New York, New York  10017-2023


Ladies and Gentlemen:

     We have acted as special Maryland counsel to Third Avenue Value Fund, Inc., a Maryland corporation (the "Fund"), in connection with the filing by the Fund of a Rule 24f-2 Notice, as such term is defined in the Investment Company Act of 1940, as amended, dated of even date with this letter. We have prepared this opinion letter as attorneys admitted to practice law in the State of Maryland, and we express no opinion regarding the laws of any jurisdiction other than the State of Maryland.

     In our capacity as special Maryland counsel to the Fund and for the purpose of rendering the opinions expressed herein, we have examined originals or copies of the following documents:

     1. The Charter of the Fund as on file with the Maryland State Department of Assessments and Taxation ("SDAT") as of December 23, 1994;

     2. A Secretary's Certificate dated as of November 14, 1995 and the exhibits thereto, which exhibits include, among other things, the By-Laws of the Fund as amended through such date and copies of certain minutes of meetings of the Board of Directors of the Fund;

     3. A Treasurer's Certificate dated as of November 14, 1995 certifying, among other things, that the Fund issued certain shares of its capital stock during the period beginning November 1, 1994 and ended October 31, 1995 against payment therefor in accordance with the Charter and Bylaws of the Fund and certain resolutions authorizing their issuance; and

     4. A Certificate of Correction filed with and approved for record by SDAT on December 29, 1994.

     In rendering the opinions expressed in this letter, we have assumed that all of the documents submitted to us as originals are authentic, all of the documents submitted as certified or photostatic copies conform to the original documents, all of the signatures on all of the documents submitted to us for examination are genuine, all natural persons who executed any of the documents or certificates that we have reviewed or relied upon had legal capacity at the time of such execution, and all public records reviewed by us are accurate and complete. Moreover, in rendering the opinions expressed within this letter, we relied as to certain factual matters upon the Secretary's Certificate and the Treasurer's Certificate and made no independent investigation or inquiry regarding the matters set forth herein.

     Based upon the foregoing, and subject to the foregoing assumptions, it is our opinion that the 5,905,273 shares of the capital stock of the Fund, designated as its Common Stock, par value $.001 per share, which are being reported by the Fund on the accompanying Rule 24f-2 Notice as having been issued by the Fund during the period of November 1, 1994 through October 31, 1995 were legally issued, and are fully paid and non-assessable.

     The opinions expressed in this letter are based on the laws of the State of Maryland in effect on the date hereof. The opinions expressed herein are limited to the matters set forth in this letter, and no other opinion should be inferred beyond the matters expressly stated. This letter and the opinions expressed herein are being furnished by us to you solely for your benefit and may not be relied upon or otherwise referred to by any other person or for any other purpose without our prior written consent. Notwithstanding the foregoing, we hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the filing of the Fund's Rule 24f-2 Notice pursuant to the Investment Company Act of 1940.


                                                     Very Truly Yours,

                                                     Miles & Stockbridge,
                                                     a Professional Corporation



                                                     By:/S/John B. Frisch
                                                        John B. Frisch